Related Party Transactions (Details) - Schedule of related parties payables - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Related Party Transactions (Details) - Schedule of related parties payables [Line Items]
Total	$ 367,549	$ 173,643
Mr. Shuibo Zhang [Member]
Related Party Transactions (Details) - Schedule of related parties payables [Line Items]
Total	296,252	147,593
Mr. Qi Zhang [Member]
Related Party Transactions (Details) - Schedule of related parties payables [Line Items]
Total	38,806	$ 26,050
Mr. Ruchun Huang [Member]
Related Party Transactions (Details) - Schedule of related parties payables [Line Items]
Total	$ 32,491